CONTRACT BALANCES	12 Months Ended
Dec. 31, 2020
CONTRACT BALANCES
CONTRACT BALANCES

NOTE 12 – CONTRACT BALANCES

Contract liabilities primarily represent the Company’s obligation to transfer additional goods or services to a customer for which the Company has received consideration. The consideration received remains a contract liability until goods or services have been provided to the customer.

The following table provides information about contract liabilities from contracts with customers:

	December 31,
	2020	2019
Customer deposits	$787,112	$3,131,916
Customer deposits – related parties	—	3,358,897
	$787,112	$6,490,813